Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (7,639)	$ (6,723)	$ (6,611)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	[1]	224	243
Credit related fair value adjustments		(24)	(29)
Carrying value		200	214
Carrying value net of related allowance		199	213
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (1)	$ (1)

[1]	Represents principal amount owed net of write-offs.